PROPERTY AND EQUIPMENT - Future minimum lease payments required for assets under finance leases (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments
Total minimum lease payments	Rp 4,685	Rp 5,160
Interest	(881)	(1,150)
Net present value of minimum lease payments	3,804	4,010
Current maturities (Note 16b)	(794)	(658)
Long-term portion (Note 17)	3,010	3,352
Less than one year
Future minimum lease payments
Total minimum lease payments	1,083	987
1-2 years
Future minimum lease payments
Total minimum lease payments	969	892
2-3 years
Future minimum lease payments
Total minimum lease payments	866	816
3-4 years
Future minimum lease payments
Total minimum lease payments	778	771
4-5 years
Future minimum lease payments
Total minimum lease payments	605	740
Thereafter
Future minimum lease payments
Total minimum lease payments	Rp 384
5-6 years
Future minimum lease payments
Total minimum lease payments		590
Later than six years
Future minimum lease payments
Total minimum lease payments		Rp 364